SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			12 Months Ended
	Feb. 28, 2022	Feb. 17, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount			$ 250,000
Uninsured amount			434,399	$ 2,727,928
Contract liability			25,000	25,000
Inventory			189,646	381,002
Advertising expenses			83,993	33,595
Environmental remediation				22,207
Impairment of Intangible Assets			2,499,753
Amortization of intangible assets			2,958,500	739,625
Goodwill, Impairment Loss			2,499,753
Goodwill				2,499,753
Factoring advances			4,893,207	97,000
Reverse stock split	1-for-300 reverse stock split.	1:300 reverse split
Factoring [Member]
Property, Plant and Equipment [Line Items]
Factoring advances			4,893,207	0
Unamortized debt discount, current			$ 1,221,022	$ 0
Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset			5 years
Customer List [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset			10 years
License [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset			10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset			5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset			10 years